UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-22549

Northern Lights Fund Trust II
(Exact name of registrant as specified in charter)

225 Pictoria Drive, Cincinnati, Ohio	45246
(Address of principal executive offices)	(Zip code)

Kevin Wolf, Ultimus Fund Solutions, LLC
4221 North 203rd Street, Suite 100, Elkhorn, NE 68022
(Name and address of agent for service)

Registrant’s telephone number, including area code:	631-470-2600

Date of fiscal year end:	3/31

Date of reporting period:	3/31/25

Item 1. Reports to Stockholders.

(a)	Tailored Shareholder Report

Hodges Blue Chip Equity Income Fund

Retail (HDPBX)

Annual Shareholder Report - March 31, 2025

Fund Overview

This annual shareholder report contains important information about Hodges Blue Chip Equity Income Fund for the period of April 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.hodgescapital.com/mutual-funds/resources-applications. You can also request this information by contacting us at 1-866-811-0224.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Retail	$140	1.31%

How did the Fund perform during the reporting period?

The Hodges Blue Chip Equity Income Fund’s six-month return amounted to a gain of 1.57% in the past six months, compared to a loss of 1.86% for its benchmark, the Russell 1000 Total Return Index. The Hodges Blue Chip Equity Income Fund’s one-year return amounted to a gain of 13.95% compared to 7.82% for the Russell 1000 Total Return Index. Positive relative performance during the past year was attributed to stock selection and sector allocation. We believe the current investment landscape offers ample opportunities among high-quality, dividend-paying stocks with solid upside potential. We expect underleveraged balance sheets and corporate profits across most blue-chip stocks to support stable dividends over the next several years.

The Blue Chip Equity Income Fund remains well-diversified in companies that we believe can generate above-average income and total returns on a risk-adjusted basis. The fund had a total of 28 positions on March 31, 2025. The top ten holdings represented 46.00% of the Fund's holdings and included Apple Inc (AAPL), Nvidia (NVDA), Walmart Inc (WMT), American Express Co (AXP), Eli Lilly & Co (LLY), Microsoft Corp (MSFT), Wells Fargo & Company (WFC), Abbvie Inc (ABBV), Broadcom Inc (AVGO), and Oneok Inc (OKE).

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

Hodges Blue Chip Equity Income Fund
Russell 1000® Index
S&P 500® Index
$35,000
$30,000
$25,000
$20,000
$15,000
$10,000
$5,000
$0
$32,482
$31,551
$30,281
Mar-2015
Mar-2016
Mar-2017
Mar-2018
Mar-2019
Mar-2020
Mar-2021
Mar-2022
Mar-2023
Mar-2024
Mar-2025

	Hodges Blue Chip Equity Income Fund	Russell 1000® Index	S&P 500® Index
Mar-2015	$10,000	$10,000	$10,000
Mar-2016	$9,780	$10,050	$10,178
Mar-2017	$11,137	$11,802	$11,926
Mar-2018	$12,661	$13,452	$13,595
Mar-2019	$13,360	$14,703	$14,886
Mar-2020	$11,937	$13,523	$13,847
Mar-2021	$18,685	$21,716	$21,650
Mar-2022	$21,972	$24,597	$25,038
Mar-2023	$20,882	$22,533	$23,103
Mar-2024	$26,575	$29,263	$30,006
Mar-2025	$30,281	$31,551	$32,482

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Average Annual Total Returns

	1 Year	5 Years	10 Years
Hodges Blue Chip Equity Income Fund	13.95%	20.46%	11.72%
S&P 500® Index	8.25%	18.59%	12.50%
Russell 1000® Index	7.82%	18.47%	12.18%

Fund Statistics

Net Assets	$43,349,247
Number of Portfolio Holdings	28
Advisory Fee	$256,663
Portfolio Turnover	84%

What did the Fund invest in?

Asset Weighting (% of total investments)

Value	Value
Common Stocks	99.5%
Money Market Funds	0.5%

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-0.3%
Money Market Funds	0.5%
Utilities	3.2%
Communications	3.3%
Consumer Discretionary	3.5%
Industrials	6.3%
Energy	10.4%
Consumer Staples	11.5%
Health Care	11.7%
Technology	23.0%
Financials	26.9%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Apple, Inc.	6.2%
NVIDIA Corporation	5.6%
Walmart, Inc.	5.5%
American Express Company	4.3%
Microsoft Corporation	4.3%
Eli Lilly & Company	4.3%
Wells Fargo & Company	4.1%
ONEOK, Inc.	3.9%
AbbVie, Inc.	3.9%
Broadcom, Inc.	3.9%

Material Fund Changes

No material changes occurred during the year ended March 31, 2025.

Hodges Blue Chip Equity Income Fund - Retail (HDPBX)

Annual Shareholder Report - March 31, 2025

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 033125-HDPBX

Hodges Fund

Retail (HDPMX)

Annual Shareholder Report - March 31, 2025

Fund Overview

This annual shareholder report contains important information about Hodges Fund for the period of April 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.hodgescapital.com/mutual-funds/resources-applications. You can also request this information by contacting us at 1-866-811-0224.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Retail	$117	1.18%

How did the Fund perform during the reporting period?

The Hodges Fund's six-month return amounted to a loss of 0.54% compared to a 1.97% loss for the S&P 500 Index. The Hodges Fund's one-year performance on March 31, 2025, amounted to a loss of 1.58% compared to a gain of 8.25% for the S&P 500 Index. Underperformance during the past year was attributed to the portfolio's exposure to a handful of industrial and consumer stocks that have seen increased volatility this year in response to fear of an economic slowdown. The Hodges Fund's turnover was elevated this past year, as we have carefully updated the portfolio holdings, moving into stocks that offer above-average returns relative to their downside risks over the next twelve to eighteen months.

The Hodges Fund's portfolio managers remain focused on investments where we have the highest conviction based on fundamentals and relative valuations. The fund had a total of 39 positions on March 31, 2025. The top ten holdings represented 45.50% of the Fund's holdings and included Texas Pacific Land Corp (TPL), Uber Technologies (UBER), Matador Resources Co (MTDR), DraftKings Inc (DKNG), Expand Energy Corporation (EXE), Freeport-Mcmoran Inc (FCX), SharkNinja, Inc. (SN), On Holding (ONON), Palantir Technologies Inc (PLTR), and Micron Technology Inc (MU).

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

Hodges Fund
S&P 500® Index
$35,000
$30,000
$25,000
$20,000
$15,000
$10,000
$5,000
$0
$32,482
$20,753
Mar-2015
Mar-2016
Mar-2017
Mar-2018
Mar-2019
Mar-2020
Mar-2021
Mar-2022
Mar-2023
Mar-2024
Mar-2025

	Hodges Fund	S&P 500® Index
Mar-2015	$10,000	$10,000
Mar-2016	$9,242	$10,178
Mar-2017	$12,074	$11,926
Mar-2018	$13,508	$13,595
Mar-2019	$11,556	$14,886
Mar-2020	$6,234	$13,847
Mar-2021	$17,564	$21,650
Mar-2022	$18,038	$25,038
Mar-2023	$15,795	$23,103
Mar-2024	$21,086	$30,006
Mar-2025	$20,753	$32,482

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Average Annual Total Returns

	1 Year	5 Years	10 Years
Hodges Fund	-1.58%	27.19%	7.57%
S&P 500® Index	8.25%	18.59%	12.50%

Fund Statistics

Net Assets	$172,336,206
Number of Portfolio Holdings	39
Advisory Fee	$1,469,872
Portfolio Turnover	94%

What did the Fund invest in?

Asset Weighting (% of total investments)

Value	Value
Common Stocks	92.4%
Purchased Options	7.6%

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.1%
Financials	2.5%
Industrials	4.9%
Purchased Options	7.6%
Real Estate	7.7%
Communications	8.4%
Energy	11.4%
Materials	13.6%
Technology	21.8%
Consumer Discretionary	22.0%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Texas Pacific Land Corporation	7.7%
Uber Technologies, Inc.	6.3%
Matador Resources Company	5.9%
DraftKings, Inc., Class A	4.1%
Expand Energy Corporation	3.9%
SharkNinja, Inc.	3.9%
Freeport-McMoRan, Inc.	3.8%
On Holding A.G.	3.6%
Palantir Technologies, Inc., Class A	3.2%
Micron Technology, Inc.	3.0%

Material Fund Changes

No material changes occurred during the year ended March 31, 2025.

Hodges Fund - Retail (HDPMX)

Annual Shareholder Report - March 31, 2025

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 033125-HDPMX

Hodges Small Cap Fund

Institutional (HDSIX)

Annual Shareholder Report - March 31, 2025

Fund Overview

This annual shareholder report contains important information about Hodges Small Cap Fund for the period of April 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.hodgescapital.com/mutual-funds/resources-applications. You can also request this information by contacting us at 1-866-811-0224.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$102	1.04%

How did the Fund perform during the reporting period?

The return for the Hodges Small Cap Fund amounted to a loss of 9.56% in the past six months, compared to a 9.18% decrease for the Russell 2000 Index. The Small Cap Fund’s one-year performance on March 31, 2025, amounted to a loss of 4.81% compared to a loss of 4.01% for the Russell 2000 Index. Although small-cap stocks have now underperformed large-cap stocks for the better part of the past decade, we still consider the current risk/reward for holding quality small-cap stocks as attractive. While small-cap stocks tend to experience greater volatility during market turmoil, we expect this segment to generate above-average relative risk-adjusted returns over the long term. Furthermore, many small-cap companies are uniquely positioned to benefit from deregulation, a pick-up in M&A activity, AI productivity enhancements, and the reshoring of manufacturing activity in the year ahead.

The Hodges Small Cap Fund remains well diversified across industrials, transportation, technology, and consumer-related names, which we expect to contribute to the Fund's long-term performance. The Fund recently took profits in several stocks that appeared overvalued relative to their underlying fundamentals and established new positions with an attractive risk/reward profile. The Fund had a total of 47 positions on March 31, 2025. The top ten holdings amounted to 37.7% of the Fund's holdings and included Matador Resources (MTDR), Texas Pacific Land Corp (TPL), Taylor Morrison Home Corp (TMHC), Halozyme Therapeutics Inc (HALO), Eagle Materials Inc (EXP), Prosperity Bancshares (PB), Academy Sports & Outdoors (ASO), Hanover Insurance Group Inc (THG), On Holding Ltd (ONON), and Group 1 Automotive Inc (GPI).

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

Hodges Small Cap Fund
Russell 2000® Index
S&P 500® Index
$35,000
$30,000
$25,000
$20,000
$15,000
$10,000
$5,000
$0
$32,482
$18,701
$18,417
Mar-2015
Mar-2016
Mar-2017
Mar-2018
Mar-2019
Mar-2020
Mar-2021
Mar-2022
Mar-2023
Mar-2024
Mar-2025

	Hodges Small Cap Fund	Russell 2000® Index	S&P 500® Index
Mar-2015	$10,000	$10,000	$10,000
Mar-2016	$8,504	$9,024	$10,178
Mar-2017	$9,967	$11,390	$11,926
Mar-2018	$11,242	$12,733	$13,595
Mar-2019	$10,932	$12,994	$14,886
Mar-2020	$6,618	$9,877	$13,847
Mar-2021	$16,619	$19,245	$21,650
Mar-2022	$16,843	$18,131	$25,038
Mar-2023	$16,101	$16,027	$23,103
Mar-2024	$19,646	$19,186	$30,006
Mar-2025	$18,701	$18,417	$32,482

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Average Annual Total Returns

	1 Year	5 Years	10 Years
Hodges Small Cap Fund	-4.81%	23.09%	6.46%
S&P 500® Index	8.25%	18.59%	12.50%
Russell 2000® Index	-4.01%	13.27%	6.30%

Fund Statistics

Net Assets	$152,104,846
Number of Portfolio Holdings	47
Advisory Fee	$1,524,128
Portfolio Turnover	60%

What did the Fund invest in?

Asset Weighting (% of total investments)

Value	Value
Common Stocks	99.9%
Money Market Funds	0.1%

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.2%
Money Market Funds	0.1%
Communications	1.0%
Consumer Staples	2.2%
Health Care	3.8%
Real Estate	5.6%
Industrials	8.7%
Energy	10.0%
Materials	12.4%
Technology	12.6%
Financials	13.7%
Consumer Discretionary	29.7%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Matador Resources Company	5.9%
Texas Pacific Land Corporation	5.6%
Taylor Morrison Home Corporation	3.9%
Halozyme Therapeutics, Inc.	3.8%
Eagle Materials, Inc.	3.6%
Prosperity Bancshares, Inc.	3.3%
Academy Sports & Outdoors, Inc.	3.0%
On Holding A.G.	2.9%
Hanover Insurance Group, Inc. (The)	2.9%
Group 1 Automotive, Inc.	2.8%

Material Fund Changes

No material changes occurred during the year ended March 31, 2025.

Hodges Small Cap Fund - Institutional (HDSIX)

Annual Shareholder Report - March 31, 2025

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 033125-HDSIX

Hodges Small Cap Fund

Retail Class (HDPSX)

Annual Shareholder Report - March 31, 2025

Fund Overview

This annual shareholder report contains important information about Hodges Small Cap Fund for the period of April 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.hodgescapital.com/mutual-funds/resources-applications. You can also request this information by contacting us at 1-866-811-0224.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Retail	$126	1.29%

How did the Fund perform during the reporting period?

The return for the Hodges Small Cap Fund amounted to a loss of 9.65% in the past six months, compared to a 9.18% decrease for the Russell 2000 Index. The Small Cap Fund’s one-year performance on March 31, 2025, amounted to a loss of 5.08% compared to a loss of 4.01% for the Russell 2000 Index. Although small-cap stocks have now underperformed large-cap stocks for the better part of the past decade, we still consider the current risk/reward for holding quality small-cap stocks as attractive. While small-cap stocks tend to experience greater volatility during market turmoil, we expect this segment to generate above-average relative risk-adjusted returns over the long term. Furthermore, many small-cap companies are uniquely positioned to benefit from deregulation, a pick-up in M&A activity, AI productivity enhancements, and the reshoring of manufacturing activity in the year ahead.

The Hodges Small Cap Fund remains well diversified across industrials, transportation, technology, and consumer-related names, which we expect to contribute to the Fund's long-term performance. The Fund recently took profits in several stocks that appeared overvalued relative to their underlying fundamentals and established new positions with an attractive risk/reward profile. The Fund had a total of 47 positions on March 31, 2025. The top ten holdings amounted to 37.7% of the Fund's holdings and included Matador Resources (MTDR), Texas Pacific Land Corp (TPL), Taylor Morrison Home Corp (TMHC), Halozyme Therapeutics Inc (HALO), Eagle Materials Inc (EXP), Prosperity Bancshares (PB), Academy Sports & Outdoors (ASO), Hanover Insurance Group Inc (THG), On Holding Ltd (ONON), and Group 1 Automotive Inc (GPI).

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

Hodges Small Cap Fund
Russell 2000® Index
S&P 500® Index
$35,000
$30,000
$25,000
$20,000
$15,000
$10,000
$5,000
$0
$32,482
$18,417
$18,221
Mar-2015
Mar-2016
Mar-2017
Mar-2018
Mar-2019
Mar-2020
Mar-2021
Mar-2022
Mar-2023
Mar-2024
Mar-2025

	Hodges Small Cap Fund	Russell 2000® Index	S&P 500® Index
Mar-2015	$10,000	$10,000	$10,000
Mar-2016	$8,482	$9,024	$10,178
Mar-2017	$9,907	$11,390	$11,926
Mar-2018	$11,145	$12,733	$13,595
Mar-2019	$10,815	$12,994	$14,886
Mar-2020	$6,533	$9,877	$13,847
Mar-2021	$16,352	$19,245	$21,650
Mar-2022	$16,535	$18,131	$25,038
Mar-2023	$15,760	$16,027	$23,103
Mar-2024	$19,196	$19,186	$30,006
Mar-2025	$18,221	$18,417	$32,482

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Average Annual Total Returns

	1 Year	5 Years	10 Years
Hodges Small Cap Fund	-5.08%	22.77%	6.18%
S&P 500® Index	8.25%	18.59%	12.50%
Russell 2000® Index	-4.01%	13.27%	6.30%

Fund Statistics

Net Assets	$152,104,846
Number of Portfolio Holdings	47
Advisory Fee	$1,524,128
Portfolio Turnover	60%

What did the Fund invest in?

Asset Weighting (% of total investments)

Value	Value
Common Stocks	99.9%
Money Market Funds	0.1%

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.2%
Money Market Funds	0.1%
Communications	1.0%
Consumer Staples	2.2%
Health Care	3.8%
Real Estate	5.6%
Industrials	8.7%
Energy	10.0%
Materials	12.4%
Technology	12.6%
Financials	13.7%
Consumer Discretionary	29.7%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Matador Resources Company	5.9%
Texas Pacific Land Corporation	5.6%
Taylor Morrison Home Corporation	3.9%
Halozyme Therapeutics, Inc.	3.8%
Eagle Materials, Inc.	3.6%
Prosperity Bancshares, Inc.	3.3%
Academy Sports & Outdoors, Inc.	3.0%
On Holding A.G.	2.9%
Hanover Insurance Group, Inc. (The)	2.9%
Group 1 Automotive, Inc.	2.8%

Material Fund Changes

No material changes occurred during the year ended March 31, 2025.

Hodges Small Cap Fund - Retail (HDPSX)

Annual Shareholder Report - March 31, 2025

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 033125-HDPSX

Hodges Small Intrinsic Value Fund

Institutional (HSVIX)

Annual Shareholder Report - March 31, 2025

Fund Overview

This annual shareholder report contains important information about Hodges Small Intrinsic Value Fund for the period of July 30, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.hodgescapital.com/mutual-funds/resources-applications. You can also request this information by contacting us at 1-866-811-0224.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Hodges Small Intrinsic Value Fund	$61	0.98%Footnote Reference*

            * annualized

How did the Fund perform during the reporting period?

The Hodges Small Intrinsic Value Fund experienced a loss of 13.93% in the past 6 months compared to a loss of 8.72% for its benchmark, the Russell 2000 Value Index. The Small Intrinsic Value Fund’s performance on March 31, 2025, since its inception on July 30, 2024, amounted to a loss of 15.26% compared to a loss of 10.10% for the Russell 2000 Value Index. The Fund's recent underperformance relative to the benchmark was impacted by weakness in several consumer discretionary and industrial stocks during the past 12 months. The fund had a total of 44 positions on March 31, 2025. The top ten holdings represented 35.50% of the Fund's holdings and included Texas Capital Bancshares (TCBI), Home Bancshares (HOMB), Gulfport Energy Corporation (GPOR), Shoe Carnival Inc (SCVL), Eagle Materials Inc (EXP), Halozyme Therapeutics Inc (HALO), Academy Sports & Outdoors (ASO), Banc of California (BANC), Ethan Allen Interiors Inc (ETD), and Sun Opta Inc (STKL).

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

Hodges Small Intrinsic Value Fund
S&P 500® Index
Russell 2000® Value Index
$12,000
$10,000
$8,000
$6,000
$4,000
$2,000
$0
$10,418
$8,990
$8,474
07/30/24
07/31/24
08/31/24
09/30/24
10/31/24
11/30/24
12/31/24
01/31/25
02/28/25
03/31/25

	Hodges Small Intrinsic Value Fund	S&P 500® Index	Russell 2000® Value Index
07/30/24	$10,000	$10,000	$10,000
07/31/24	$10,089	$10,159	$10,031
08/31/24	$9,747	$10,405	$9,843
09/30/24	$9,846	$10,627	$9,849
10/31/24	$9,478	$10,531	$9,695
11/30/24	$10,383	$11,149	$10,630
12/31/24	$9,618	$10,883	$9,744
01/31/25	$9,761	$11,186	$9,944
02/28/25	$9,192	$11,040	$9,564
03/31/25	$8,474	$10,418	$8,990

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Average Annual Total Returns

Since Inception (July 30, 2024)
Hodges Small Intrinsic Value Fund	-15.26%
S&P 500® Index	4.18%
Russell 2000® Value Index	-10.10%

Fund Statistics

Net Assets	$54,280,800
Number of Portfolio Holdings	44
Advisory Fee	$409,549
Portfolio Turnover	49%

What did the Fund invest in?

Asset Weighting (% of total investments)

Value	Value
Common Stocks	97.6%
Money Market Funds	2.4%

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.2%
Real Estate	1.8%
Money Market Funds	2.4%
Consumer Staples	3.1%
Health Care	3.4%
Energy	6.5%
Technology	7.0%
Materials	8.4%
Industrials	16.0%
Consumer Discretionary	22.9%
Financials	28.3%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Texas Capital Bancshares, Inc.	4.2%
Home BancShares, Inc.	4.0%
Shoe Carnival, Inc.	3.6%
Gulfport Energy Corporation	3.6%
Eagle Materials, Inc.	3.5%
Halozyme Therapeutics, Inc.	3.4%
Academy Sports & Outdoors, Inc.	3.4%
Banc of California, Inc.	3.4%
Ethan Allen Interiors, Inc.	3.3%
SunOpta, Inc.	3.1%

Material Fund Changes

No material changes occurred during the year ended March 31, 2025.

Hodges Small Intrinsic Value Fund - Institutional (HSVIX)

Annual Shareholder Report - March 31, 2025

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 033125-HSVIX

Hodges Small Intrinsic Value Fund

Retail (HDSVX)

Annual Shareholder Report - March 31, 2025

Fund Overview

This annual shareholder report contains important information about Hodges Small Intrinsic Value Fund for the period of April 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.hodgescapital.com/mutual-funds/resources-applications. You can also request this information by contacting us at 1-866-811-0224.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Retail	$118	1.28%

How did the Fund perform during the reporting period?

The Hodges Small Intrinsic Value Fund experienced a loss of 14.04% in the past 6 months compared to a loss of 8.72% for its benchmark, the Russell 2000 Value Index. The Small Intrinsic Value Fund’s one-year performance on March 31, 2025, amounted to a loss of 15.41% compared to a loss of 3.12% for the Russell 2000 Value Index. The Fund's recent underperformance relative to the benchmark was impacted by weakness in several consumer discretionary and industrial stocks during the past 12 months. The fund had a total of 44 positions on March 31, 2025. The top ten holdings represented 35.50% of the Fund's holdings and included Texas Capital Bancshares (TCBI), Home Bancshares (HOMB), Gulfport Energy Corporation (GPOR), Shoe Carnival Inc (SCVL), Eagle Materials Inc (EXP), Halozyme Therapeutics Inc (HALO), Academy Sports & Outdoors (ASO), Banc of California (BANC), Ethan Allen Interiors Inc (ETD), and SunOpta Inc (STKL).

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

Hodges Small Intrinsic Value Fund
Russell 2000® Value Index
S&P 500® Index
$35,000
$30,000
$25,000
$20,000
$15,000
$10,000
$5,000
$0
$32,482
$18,033
$17,028
Mar-2015
Mar-2016
Mar-2017
Mar-2018
Mar-2019
Mar-2020
Mar-2021
Mar-2022
Mar-2023
Mar-2024
Mar-2025

	Hodges Small Intrinsic Value Fund	Russell 2000® Value Index	S&P 500® Index
Mar-2015	$10,000	$10,000	$10,000
Mar-2016	$8,942	$9,228	$10,178
Mar-2017	$10,421	$11,938	$11,926
Mar-2018	$11,415	$12,550	$13,595
Mar-2019	$10,169	$12,572	$14,886
Mar-2020	$6,251	$8,845	$13,847
Mar-2021	$15,846	$17,429	$21,650
Mar-2022	$17,836	$18,008	$25,038
Mar-2023	$16,780	$15,675	$23,103
Mar-2024	$20,130	$18,615	$30,006
Mar-2025	$17,028	$18,033	$32,482

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Average Annual Total Returns

	1 Year	5 Years	10 Years
Hodges Small Intrinsic Value Fund	-15.41%	22.19%	5.47%
S&P 500® Index	8.25%	18.59%	12.50%
Russell 2000® Value Index	-3.12%	15.31%	6.07%

Fund Statistics

Net Assets	$54,280,800
Number of Portfolio Holdings	44
Advisory Fee	$409,549
Portfolio Turnover	49%

What did the Fund invest in?

Asset Weighting (% of total investments)

Value	Value
Common Stocks	97.6%
Money Market Funds	2.4%

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.2%
Real Estate	1.8%
Money Market Funds	2.4%
Consumer Staples	3.1%
Health Care	3.4%
Energy	6.5%
Technology	7.0%
Materials	8.4%
Industrials	16.0%
Consumer Discretionary	22.9%
Financials	28.3%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Texas Capital Bancshares, Inc.	4.2%
Home BancShares, Inc.	4.0%
Shoe Carnival, Inc.	3.6%
Gulfport Energy Corporation	3.6%
Eagle Materials, Inc.	3.5%
Halozyme Therapeutics, Inc.	3.4%
Academy Sports & Outdoors, Inc.	3.4%
Banc of California, Inc.	3.4%
Ethan Allen Interiors, Inc.	3.3%
SunOpta, Inc.	3.1%

Material Fund Changes

No material changes occurred during the year ended March 31, 2025.

Hodges Small Intrinsic Value Fund - Retail (HDSVX)

Annual Shareholder Report - March 31, 2025

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 033125-HDSVX

(b)	Not applicable

Item 2. Code of Ethics.

(a)	The registrant has, as of the end of the period covered by this report, adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, and principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)	Not applicable

(c)	During the period covered by this report, there were no amendments to any provision of the code of ethics.

(d)	During the period covered by this report, there were no waivers or implicit waivers of a provision of the code of ethics.

(e)	Not applicable

(f)	See Item 19(a)(1)

Item 3. Audit Committee Financial Expert.

(a)(1) The Registrant’s board of trustees has determined that Keith Rhoades is an audit committee financial expert, as defined in Item 3 of Form N-CSR.  Mr. Rhoades is independent for purposes of this Item 3.

(a)(2) Not applicable.

(a)(3) Not applicable.

Item 4. Principal Accountant Fees and Services.

(a)

Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the registrant’s principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are as follows:

2025 – $64,000
2024 – $64,000

(b)	Audit-Related Fees. There were no fees billed in each of the last two fiscal years for assurances and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this item.

(c)	Tax Fees. The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance are as follows:

2025 – $11,000
2024 – $11,000

Preparation of Federal & State income tax returns, assistance with calculation of required income, capital gain and excise distributions and preparation of Federal excise tax returns.

(d)	All Other Fees. The aggregate fees billed in each of the last two fiscal years for products and services provided by the registrant’s principal accountant, other than the services reported in paragraphs (a) through (c) of this item were $0 for the fiscal years ended March 31, 2024 and 2025.

(e)(1)

The audit committee does not have pre-approval policies and procedures. Instead, the audit committee or audit committee chairman approves on a case-by-case basis each audit or non-audit service before the principal accountant is engaged by the registrant.

(e)(2)	There were no services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Not applicable.

(g)

All non-audit fees billed by the registrant’s principal accountant for services rendered to the registrant for the fiscal years ended March 31, 2024 and 2025, respectively are disclosed in (b)-(d) above. There were no audit or non-audit services performed by the registrant’s principal accountant for the registrant’s adviser.

(h)	Not applicable.
(i)	Not applicable.
(j)	Not applicable.

Item 5. Audit Committee of Listed Registrants. Not applicable to open-end investment companies.

Item 6. Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 7.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)

Hodges Fund

Retail Class (Symbol: HDPMX)

Small Cap Fund

Retail Class (Symbol: HDPSX)

Institutional Class (Symbol: HDSIX)

Small Intrinsic Value Fund

Retail Class (Symbol: HDSVX)

Institutional Class (Symbol: HSVIX)

Blue Chip Equity Income Fund

Retail Class (Symbol: HDPBX)

Annual Financial Statements & Additional Information

March 31, 2025

Advised by:
Hodges Capital Management
2905 Maple Avenue
Dallas, Texas 75201

https://www.hodgesfunds.com/	1-866-811-0224

The U.S. Securities and Exchange Commission (“SEC”) has not approved or disapproved of these securities or determined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

Table of Contents

Schedules of Investments	1

Statements of Assets and Liabilities	14

Statements of Operations	15

Statements of Changes in Net Assets	16

Financial Highlights	22

Notes to Financial Statements	28

Report of Independent Registered Public Accounting Firm	37

Additional Information	38

HODGES FUND
SCHEDULE OF INVESTMENTS
March 31, 2025

Shares		Fair Value
	COMMON STOCKS — 92.3%
	APPAREL & TEXTILE PRODUCTS - 3.6%
140,000	On Holding A.G.(a)	$6,148,800

	BANKING - 2.5%
300,000	Banc of California, Inc.	4,257,000

	COMMERCIAL SUPPORT SERVICES - 2.5%
150,000	GEO Group, Inc. (The)(a)	4,381,500

	CONSTRUCTION MATERIALS - 6.3%
40,000	CRH PLC	3,518,800
20,000	Eagle Materials, Inc.	4,438,600
20,000	Owens Corning	2,856,400
		10,813,800
	E-COMMERCE DISCRETIONARY - 3.3%
35,000	eBay, Inc.	2,370,550
1,000,000	Stitch Fix, Inc., Class A(a)	3,250,000
		5,620,550
	HOME & OFFICE PRODUCTS - 3.9%
80,000	SharkNinja, Inc.(a)	6,672,800

	INTERNET MEDIA & SERVICES - 8.4%
30,000	Airbnb, Inc., Class A(a)	3,583,800
150,000	Uber Technologies, Inc.(a)	10,929,000
		14,512,800
	LEISURE FACILITIES & SERVICES - 10.7%
215,000	DraftKings, Inc., Class A(a)	7,140,150
200,000	Norwegian Cruise Line Holdings Ltd.(a)	3,792,000
350,000	Portillo’s, Inc.(a)	4,161,500
40,000	Wynn Resorts Ltd.	3,340,000
		18,433,650
	METALS & MINING - 4.9%
225,000	Cleveland-Cliffs, Inc.(a)	1,849,500
175,000	Freeport-McMoRan, Inc.	6,625,500
		8,475,000

See accompanying notes to financial statements.

HODGES FUND
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2025

Shares		Fair Value
	COMMON STOCKS — 92.3% (Continued)
	OIL & GAS PRODUCERS - 11.4%
60,000	Expand Energy Corporation	$6,679,200
200,000	Matador Resources Company	10,218,000
500,000	Prairie Operating Company(a)	2,675,000
		19,572,200
	REAL ESTATE INVESTMENT TRUSTS - 7.7%
10,000	Texas Pacific Land Corporation	13,249,900

	RETAIL - DISCRETIONARY - 0.6%
175,000	Sleep Number Corporation(a)	1,109,500

	SEMICONDUCTORS - 7.6%
60,000	Micron Technology, Inc.	5,213,400
35,000	NVIDIA Corporation	3,793,300
25,000	Taiwan Semiconductor Manufacturing Company Ltd. - ADR	4,150,000
		13,156,700
	SOFTWARE - 8.4%
150,000	Clear Secure, Inc., Class A	3,886,500
15,000	CyberArk Software Ltd.(a)	5,070,000
65,000	Palantir Technologies, Inc., Class A(a)	5,486,000
		14,442,500
	STEEL - 2.4%
100,000	United States Steel Corporation	4,226,000

	TECHNOLOGY HARDWARE - 3.7%
200,000	Hewlett Packard Enterprise Company	3,086,000
600,000	Powerfleet, Inc.(a)	3,294,000
		6,380,000
	TECHNOLOGY SERVICES - 2.1%
1,350,000	Terawulf, Inc.(a)	3,685,500

	TRANSPORTATION & LOGISTICS - 2.3%
40,000	Kirby Corporation(a)	4,040,400

	TOTAL COMMON STOCKS (Cost $113,152,440)	159,178,600

See accompanying notes to financial statements.

HODGES FUND
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2025

Contracts(b)		Broker/Counterparty	Expiration Date	Exercise Price	Notional Value	Fair Value
	EQUITY OPTIONS PURCHASED - 7.6%
	CALL OPTIONS PURCHASED - 7.6%
650	Boeing Company (The)	WFC	06/20/2025	$125	$11,085,750	$3,094,000
800	Carpenter Technology Corporation	WFC	05/16/2025	175	14,494,400	1,416,000
850	Gilead Sciences, Inc.	WFC	05/16/2025	90	9,524,250	1,955,000
325	RH	WFC	05/16/2025	175	7,618,325	1,936,675
175	Spotify Technology S.A.	WFC	09/19/2025	480	9,625,525	2,074,188
200	UnitedHealth Group, Inc.	WFC	05/16/2025	400	10,475,000	2,578,000
	TOTAL CALL OPTIONS PURCHASED (Cost - $12,829,967)					13,053,863

	TOTAL INVESTMENTS - 99.9% (Cost $125,982,407)					$172,232,463
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.1%					103,743
	NET ASSETS - 100.0%					$172,336,206

ADR	- American Depositary Receipt

LTD	- Limited Company

PLC	- Public Limited Company

REIT	- Real Estate Investment Trust

S/A	- Societe Anonyme

WFC	- Wells Fargo

(a)	Non-income producing security.

(b)	Each option contract allows the holder of the option to purchase or sell 100 shares of the underlying security.

See accompanying notes to financial statements.

HODGES SMALL CAP FUND
SCHEDULE OF INVESTMENTS
March 31, 2025

Shares		Fair Value
	COMMON STOCKS — 99.7%
	AEROSPACE & DEFENSE - 1.3%
65,000	Kratos Defense & Security Solutions, Inc.(a)	$1,929,850

	APPAREL & TEXTILE PRODUCTS - 2.9%
100,000	On Holding A.G.(a)	4,392,000

	BANKING - 10.8%
280,000	Banc of California, Inc.	3,973,200
125,000	Hilltop Holdings, Inc.	3,806,250
70,000	Prosperity Bancshares, Inc.	4,995,900
50,000	Texas Capital Bancshares, Inc.(a)	3,735,000
		16,510,350
	BIOTECH & PHARMA - 3.8%
90,000	Halozyme Therapeutics, Inc.(a)	5,742,900

	COMMERCIAL SUPPORT SERVICES - 1.9%
100,000	GEO Group, Inc. (The)(a)	2,921,000

	CONSTRUCTION MATERIALS - 4.8%
25,000	Eagle Materials, Inc.	5,548,250
19,000	Knife River Corporation(a)	1,713,990
		7,262,240
	CONTAINERS & PACKAGING - 1.4%
85,000	Graphic Packaging Holding Company	2,206,600

	FOOD - 2.2%
45,000	BellRing Brands, Inc.(a)	3,350,700

	HOME & OFFICE PRODUCTS - 2.2%
40,000	SharkNinja, Inc.(a)	3,336,400

	HOME CONSTRUCTION - 3.9%
100,000	Taylor Morrison Home Corporation(a)	6,004,000

See accompanying notes to financial statements.

HODGES SMALL CAP FUND
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2025

Shares		Fair Value
	COMMON STOCKS — 99.7% (Continued)
	INSURANCE - 2.8%
25,000	Hanover Insurance Group, Inc. (The)	$4,348,750

	INTERNET MEDIA & SERVICES - 1.0%
70,000	Nebius Group N.V., Class A(a)	1,477,700

	LEISURE FACILITIES & SERVICES - 10.2%
45,000	Boyd Gaming Corporation	2,962,350
110,000	Cinemark Holdings, Inc.	2,737,900
200,000	Genius Sports Ltd.(a)	2,002,000
165,000	Norwegian Cruise Line Holdings Ltd.(a)	3,128,400
150,000	Portillo’s, Inc.(a)	1,783,500
17,500	Texas Roadhouse, Inc.	2,916,025
		15,530,175
	METALS & MINING - 2.7%
495,000	Cleveland-Cliffs, Inc.(a)	4,068,900

	OIL & GAS PRODUCERS - 10.0%
175,000	Matador Resources Company	8,940,750
300,000	Permian Resources Corporation	4,155,000
70,000	SM Energy Company	2,096,500
		15,192,250
	REAL ESTATE INVESTMENT TRUSTS - 5.6%
6,400	Texas Pacific Land Corporation	8,479,936

	RETAIL - DISCRETIONARY - 10.5%
100,000	Academy Sports & Outdoors, Inc.	4,561,000
98,600	Ethan Allen Interiors, Inc.	2,731,220
11,000	Group 1 Automotive, Inc.	4,201,450
7,500	RH(a)	1,758,075
125,000	Shoe Carnival, Inc.	2,748,750
		16,000,495
	SEMICONDUCTORS - 2.9%
140,000	MaxLinear, Inc., Class A(a)	1,520,400

See accompanying notes to financial statements.

HODGES SMALL CAP FUND
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2025

Shares		Fair Value
	COMMON STOCKS — 99.7% (Continued)
	SEMICONDUCTORS - 2.9% (Continued)
80,000	Tower Semiconductor Ltd.(a)	$2,852,800
		4,373,200
	SOFTWARE - 2.7%
70,000	Alkami Technology, Inc.(a)	1,837,500
55,000	Varonis Systems, Inc.(a)	2,224,750
		4,062,250
	STEEL - 3.5%
12,000	Carpenter Technology Corporation	2,174,160
70,000	Commercial Metals Company	3,220,700
		5,394,860
	TECHNOLOGY HARDWARE – 5.0%
150,000	Aviat Networks, Inc.(a)	2,875,500
8,000	InterDigital, Inc.	1,654,000
25,000	PAR Technology Corporation(a)	1,533,500
275,000	Powerfleet, Inc.(a)	1,509,750
		7,572,750
	TECHNOLOGY SERVICES - 2.1%
1,150,000	Terawulf, Inc.(a)	3,139,500

	TRANSPORTATION & LOGISTICS - 3.5%
33,000	Kirby Corporation(a)	3,333,330
150,000	Navigator Holdings Ltd.	1,996,500
		5,329,830
	TRANSPORTATION EQUIPMENT - 2.0%
60,000	Greenbrier Companies, Inc. (The)	3,073,200

	TOTAL COMMON STOCKS (Cost $106,135,081)	151,699,836

See accompanying notes to financial statements.

HODGES SMALL CAP FUND
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2025

Shares		Fair Value
	SHORT-TERM INVESTMENTS — 0.1%
	MONEY MARKET FUNDS - 0.1%
116,358	First American Treasury Obligations Fund, Class X, 4.26% (Cost $116,358)(b)	$116,358

	TOTAL INVESTMENTS - 99.8% (Cost $106,251,439)	$151,816,194
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.2%	288,652
	NET ASSETS - 100.0%	$152,104,846

Ltd.	- Limited Company

NV	- Naamioze Vennootschap

REIT	- Real Estate Investment Trust

(a)	Non-income producing security.

(b)	Rate disclosed is the seven day effective yield as of March 31, 2025.

See accompanying notes to financial statements.

HODGES SMALL INTRINSIC VALUE FUND
SCHEDULE OF INVESTMENTS
March 31, 2025

Shares		Fair Value
	COMMON STOCKS — 97.4%
	APPAREL & TEXTILE PRODUCTS - 2.2%
18,600	Kontoor Brands, Inc.	$1,192,818

	ASSET MANAGEMENT - 3.0%
141,000	P10, Inc.	1,656,750

	BANKING - 19.8%
131,000	Banc of California, Inc.	1,858,890
14,100	BancFirst Corporation	1,549,167
45,600	Hilltop Holdings, Inc.	1,388,520
77,700	Home BancShares, Inc.	2,196,579
30,300	Texas Capital Bancshares, Inc.(a)	2,263,410
26,000	Triumph Financial, Inc.(a)	1,502,800
		10,759,366
	BIOTECH & PHARMA - 3.4%
29,400	Halozyme Therapeutics, Inc.(a)	1,876,014

	CONSTRUCTION MATERIALS - 3.5%
8,470	Eagle Materials, Inc.	1,879,747

	ELECTRICAL EQUIPMENT - 2.0%
14,370	Bel Fuse, Inc., Class B	1,075,738

	FOOD - 3.1%
347,000	SunOpta, Inc.(a)	1,686,420

	HOME CONSTRUCTION - 3.0%
27,500	Taylor Morrison Home Corporation(a)	1,651,100

	INDUSTRIAL INTERMEDIATE PRODUCTS - 1.0%
6,450	AZZ, Inc.	539,285

	INSURANCE - 5.5%
6,305	Hanover Insurance Group, Inc. (The)	1,096,755
26,250	Horace Mann Educators Corporation	1,121,662

See accompanying notes to financial statements.

HODGES SMALL INTRINSIC VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2025

Shares		Fair Value
	COMMON STOCKS — 97.4% (Continued)
	INSURANCE - 5.5% (Continued)
31,450	Tiptree, Inc.	$757,631
		2,976,048
	LEISURE FACILITIES & SERVICES - 3.4%
41,265	Cinemark Holdings, Inc.	1,027,086
85,100	Potbelly Corporation(a)	809,301
		1,836,387
	MACHINERY - 1.8%
35,015	Ichor Holdings Ltd.(a)	791,689
23,960	Manitowoc Company, Inc. (The)(a)	205,816
		997,505
	METALS & MINING - 2.6%
171,400	Cleveland-Cliffs, Inc.(a)	1,408,908

	OIL & GAS PRODUCERS - 5.5%
9,200	Chord Energy Corporation	1,037,024
10,600	Gulfport Energy Corporation(a)	1,951,884
		2,988,908
	OIL & GAS SERVICES & EQUIPMENT - 1.0%
31,800	Atlas Energy Solutions, Inc.	567,312

	REAL ESTATE OWNERS & DEVELOPERS - 1.8%
53,800	Stratus Properties, Inc.(a)	954,950

	RETAIL - DISCRETIONARY - 14.2%
40,900	Academy Sports & Outdoors, Inc.	1,865,449
8,200	Builders FirstSource, Inc.(a)	1,024,508
63,700	Ethan Allen Interiors, Inc.	1,764,490
2,905	Group 1 Automotive, Inc.	1,109,565
89,600	Shoe Carnival, Inc.	1,970,304
		7,734,316
	SEMICONDUCTORS - 2.5%
26,145	Photronics, Inc.(a)	542,770
22,290	Tower Semiconductor Ltd.(a)	794,861
		1,337,631

See accompanying notes to financial statements.

HODGES SMALL INTRINSIC VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2025

Shares		Fair Value
	COMMON STOCKS — 97.4% (Continued)
	STEEL - 2.4%
27,800	Commercial Metals Company	$1,279,078

	TECHNOLOGY HARDWARE - 3.3%
51,730	Aviat Networks, Inc.(a)	991,664
30,500	NCR Atleos Corporation(a)	804,590
		1,796,254
	TECHNOLOGY SERVICES - 1.2%
250,000	Research Solutions, Inc.(a)	650,000

	TRANSPORTATION & LOGISTICS - 7.4%
10,975	Kirby Corporation(a)	1,108,585
62,800	Marten Transport Ltd.	861,616
73,600	Navigator Holdings Ltd.	979,616
55,000	RXO, Inc.(a)	1,050,500
		4,000,317
	TRANSPORTATION EQUIPMENT - 3.8%
23,800	Blue Bird Corporation(a)	770,406
25,115	Greenbrier Companies, Inc. (The)	1,286,390
		2,056,796

	TOTAL COMMON STOCKS (Cost $50,896,149)	52,901,648

	SHORT-TERM INVESTMENTS — 2.4%
	MONEY MARKET FUNDS - 2.4%
1,295,729	First American Treasury Obligations Fund, Class X, 4.26% (Cost $1,295,729)(b)	1,295,729

	TOTAL INVESTMENTS - 99.8% (Cost $52,191,878)	$54,197,377
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.2%	83,423
	NET ASSETS - 100.0%	$54,280,800

Ltd.	- Limited Company

(a)	Non-income producing security.

(b)	Rate disclosed is the seven day effective yield as of March 31, 2025.

See accompanying notes to financial statements.

HODGES BLUE CHIP EQUITY INCOME FUND
SCHEDULE OF INVESTMENTS
March 31, 2025

Shares		Fair Value
	COMMON STOCKS — 99.8%
	BANKING – 13.1%
30,000	Bank of America Corporation	$1,251,900
20,000	Citigroup, Inc.	1,419,800
5,000	JPMorgan Chase & Company	1,226,500
25,000	Wells Fargo & Company	1,794,750
		5,692,950
	BIOTECH & PHARMA - 11.7%
8,000	AbbVie, Inc.	1,676,160
2,250	Eli Lilly & Company	1,858,298
17,000	Merck & Company, Inc.	1,525,920
		5,060,378
	DIVERSIFIED INDUSTRIALS - 2.7%
8,000	3M Company	1,174,880

	E-COMMERCE DISCRETIONARY - 3.5%
8,000	Amazon.com, Inc.(a)	1,522,080

	ELECTRIC UTILITIES - 3.3%
12,000	Vistra Corporation	1,409,280

	INSTITUTIONAL FINANCIAL SERVICES - 6.6%
2,500	Goldman Sachs Group, Inc. (The)	1,365,725
13,000	Morgan Stanley	1,516,710
		2,882,435
	INSURANCE - 2.8%
2,250	Berkshire Hathaway, Inc., Class B(a)	1,198,305

	INTERNET MEDIA & SERVICES - 3.3%
2,500	Meta Platforms, Inc., Class A	1,440,900

	OIL & GAS PRODUCERS - 10.4%
13,000	Exxon Mobil Corporation	1,546,090
17,000	ONEOK, Inc.	1,686,740

See accompanying notes to financial statements.

HODGES BLUE CHIP EQUITY INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2025

Shares		Fair Value
	COMMON STOCKS — 99.8% (Continued)
	OIL & GAS PRODUCERS - 10.4% (Continued)
28,000	Viper Energy, Inc.	$1,264,200
		4,497,030
	RETAIL - CONSUMER STAPLES - 8.7%
1,500	Costco Wholesale Corporation	1,418,670
27,000	Walmart, Inc.	2,370,330
		3,789,000
	SEMICONDUCTORS - 12.6%
10,000	Broadcom, Inc.	1,674,300
22,500	NVIDIA Corporation	2,438,550
8,000	Taiwan Semiconductor Manufacturing Company Ltd. - ADR	1,328,000
		5,440,850
	SOFTWARE - 4.3%
5,000	Microsoft Corporation	1,876,950

	SPECIALTY FINANCE - 4.3%
7,000	American Express Company	1,883,350

	TECHNOLOGY HARDWARE - 6.2%
12,000	Apple, Inc.	2,665,560

	TOBACCO & CANNABIS - 2.8%
7,500	Philip Morris International, Inc.	1,190,475

	TRANSPORTATION & LOGISTICS - 3.5%
6,500	Union Pacific Corporation	1,535,560

	TOTAL COMMON STOCKS (Cost $28,359,558)	43,259,983

See accompanying notes to financial statements.

HODGES BLUE CHIP EQUITY INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2025

Shares		Fair Value
	SHORT-TERM INVESTMENTS — 0.5%
	MONEY MARKET FUNDS - 0.5%
218,365	First American Treasury Obligations Fund, Class X, 4.26% (Cost $218,365)(b)	$218,365

	TOTAL INVESTMENTS - 100.3% (Cost $28,577,923)	$43,478,348
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.3)%	(129,101)
	NET ASSETS - 100.0%	$43,349,247

ADR	- American Depositary Receipt

Ltd.	- Limited Company

(a)	Non-income producing security.

(b)	Rate disclosed is the seven day effective yield as of March 31, 2025.

See accompanying notes to financial statements.

HODGES MUTUAL FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
March 31, 2025

			Small Intrinsic	Blue Chip Equity
	Hodges Fund	Small Cap Fund	Value Fund	Income Fund
ASSETS:
Investments in securities, at cost	$125,982,407	$106,251,439	$52,191,878	$28,577,923
Investments in securities, at value	172,232,463	151,816,194	54,197,377	43,478,348
Receivable for fund shares sold	14,606	156,365	87,326	1,094
Dividends and interest receivable	149,606	138,330	42,644	40,734
Receivable for securities sold	4,293,488	1,152,770	—	—
Other assets	188,099	185,412	46,356	28,712
Total Assets	176,878,262	153,449,071	54,373,703	43,548,888

LIABILITIES:
Due to custodian	95,411	—	—	—
Payable for fund shares redeemed	86,550	68,849	67,869	5,996
Payable for securities purchased	4,217,440	1,101,040	—	135,420
Accrued advisory fee	94,651	147,232	6,561	22,059
Distribution (12b-1) fees payable	38,616	25,874	11,633	9,373
Other accrued expenses	9,388	1,230	6,840	26,793
Total Liabilities	4,542,056	1,344,225	92,903	199,641
NET ASSETS	$172,336,206	$152,104,846	$54,280,800	$43,349,247

COMPONENTS OF NET ASSETS
Paid in capital	$110,394,044	$98,180,786	$52,801,388	$27,322,195
Total distributable earnings	61,942,162	53,924,060	1,479,412	16,027,052
NET ASSETS	$172,336,206	$152,104,846	$54,280,800	$43,349,247

NET ASSET VALUE PER SHARE
RETAIL CLASS SHARES
Net assets	$172,336,206	$117,263,156	$53,450,351	$43,349,247
Shares of Beneficial Interest Outstanding ($0.01 par value, unlimited authorized shares)	2,697,509	6,368,864	3,231,445	1,900,401
Net asset value, offering and redemption price per share	$63.89	$18.41	$16.54	$22.81
INSISTUTIONAL CLASS SHARES
Net assets	$—	$34,841,690	$830,449	$—
Shares of Beneficial Interest Outstanding ($0.01 par value, unlimited authorized shares)	—	1,739,212	50,227	—
Net asset value, offering and redemption price per share	$—	$20.03	$16.53	$—

See accompanying notes to financial statements.

HODGES MUTUAL FUNDS
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED MARCH 31, 2025

			Small Intrinsic	Blue Chip Equity
	Hodges Fund	Small Cap Fund	Value Fund	Income Fund
INVESTMENT INCOME:
Dividends and interest net of $9,005, $-, $-, and $4,887 foreign withholding tax, respectively	$1,490,640	$1,961,517	$855,759	$724,128
Total investment income	1,490,640	1,961,517	855,759	724,128

EXPENSES:
Investment advisory fees	1,558,213	1,524,128	520,392	264,951
Distribution (12b-1) fees:
Retail Class	458,298	346,126	151,890	101,904
Administration fees	38,664	46,616	34,901	25,523
Shareholder Servicing fees	37,708	87,538	34,389	20,067
Transfer agent fees	25,464	42,519	22,239	23,888
Accounting fees	23,988	36,095	18,503	8,076
Legal fees	22,992	24,678	23,595	23,882
Audit and tax fees	20,164	20,163	18,150	18,158
Trustee fees and expenses	19,427	19,440	19,527	21,872
Professional fees	17,316	17,143	11,030	9,593
Registration fees	13,792	28,231	22,559	7,961
Custody fees	8,774	10,596	7,408	8,960
Shareholder reports	5,920	10,299	5,264	5,006
Insurance fees	500	533	302	255
Other expenses	—	3,410	4,484	1,262
Total expenses	2,251,220	2,217,515	894,633	541,358
Expenses waived	(88,341)	—	(110,843)	(8,288)
Net expenses	2,162,879	2,217,515	783,790	533,070
NET INVESTMENT INCOME/(LOSS)	(672,239)	(255,998)	71,969	191,058

NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS
Net realized gain from:
Investments	24,042,931	20,368,592	585,267	6,147,798
Written Options	231,044	—	—	—
Net realized gain	24,273,975	20,368,592	585,267	6,147,798

Net change in unrealized depreciation on investments	(27,155,769)	(27,152,463)	(10,393,178)	(1,504,346)

Net realized and unrealized gain/(loss) on investments	(2,881,794)	(6,783,871)	(9,807,911)	4,643,452

NET INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(3,554,033)	$(7,039,869)	$(9,735,942)	$4,834,510

See accompanying notes to financial statements.

HODGES MUTUAL FUNDS
STATEMENTS OF CHANGES IN NET ASSETS

	Hodges Fund
	Year Ended	Year Ended
	March 31,	March 31,
	2025	2024
NET ASSETS - BEGINNING OF YEAR	$186,511,499	$150,935,481

OPERATIONS
Net investment loss	(672,239)	(1,023,241)
Net realized gain from investments	24,273,975	5,354,445
Net change in unrealized appreciation/(depreciation) on investments	(27,155,769)	42,839,828
Net increase/(decrease) in net assets resulting from operations	(3,554,033)	47,171,032

DISTRIBUTIONS TO SHAREHOLDERS
Retail Class	(9,537,381)	(1,229,355)
Total distributions to shareholders	(9,537,381)	(1,229,355)

CAPITAL SHARE TRANSACTIONS
Sale of shares - Retail Shares	11,718,650	9,585,251
Reinvestment of distributions - Retail Class	9,236,922	1,193,387
Redemption of shares - Retail Class*	(22,039,451)	(21,144,297)

Net decrease from capital share transactions	(1,083,879)	(10,365,659)

Total increase/(decrease) in net assets	(14,175,293)	35,576,018

NET ASSETS - END OF YEAR	$172,336,206	$186,511,499

SHARE ACTIVITY
Retail Class:
Sold	157,867	165,916
Issued on reinvestment of distributions	123,011	20,508
Redeemed	(323,687)	(384,056)
Net decrease	(42,809)	(197,632)

*	Net of redemption fees of $16,454 and $7,192, respectively.

See accompanying notes to financial statements.

HODGES MUTUAL FUNDS
STATEMENTS OF CHANGES IN NET ASSETS

	Small Cap Fund
	Year Ended	Year Ended
	March 31,	March 31,
	2025	2024
NET ASSETS - BEGINNING OF YEAR	$187,943,561	$177,544,856

OPERATIONS
Net investment loss	(255,998)	(843,249)
Net realized gain from investments	20,368,592	18,633,049
Net change in unrealized appreciation/(depreciation) on investments	(27,152,463)	16,655,533
Net decrease/increase in net assets resulting from operations	(7,039,869)	34,445,333

DISTRIBUTIONS TO SHAREHOLDERS
Retail Class	(18,493,724)	(6,568,359)
Institutional Class	(5,207,238)	(1,770,930)
Total distributions to shareholders	(23,700,962)	(8,339,289)

CAPITAL SHARE TRANSACTIONS
Sale of shares - Retail Shares	4,140,224	3,594,547
Sale of shares - Institutional Shares	3,678,479	6,978,959
Reinvestment of distributions - Retail Class	18,208,299	6,466,865
Reinvestment of distributions - Institutional Class	5,088,472	1,722,703
Redemption of shares - Retail Class*	(26,940,768)	(23,671,458)
Redemption of shares - Institutional Class^	(9,272,590)	(10,798,955)

Net decrease from capital share transactions	(5,097,884)	(15,707,339)

Total increase/(decrease) in net assets	(35,838,715)	10,398,705

NET ASSETS - END OF YEAR	$152,104,846	$187,943,561

*	Net of redemption fees of $201 and $5,885, respectively.

^	Net of redemption fees of $59 and $1,623, respectively.

See accompanying notes to financial statements.

HODGES MUTUAL FUNDS
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Small Cap Fund
	Year Ended	Year Ended
	March 31,	March 31,
	2025	2024
SHARE ACTIVITY
Retail Class:
Sold	186,618	181,529
Issued on reinvestment of distributions	816,882	349,560
Redeemed	(1,232,345)	(1,213,486)
Net decrease	(228,845)	(682,397)

Institutional Class:
Sold	158,626	331,447
Issued on reinvestment of distributions	209,920	86,742
Redeemed	(394,524)	(516,473)
Net decrease	(25,978)	(98,284)

See accompanying notes to financial statements.

HODGES MUTUAL FUNDS
STATEMENTS OF CHANGES IN NET ASSETS

	Small Intrinsic Value Fund
	Year Ended	Year Ended
	March 31,	March 31,
	2025	2024
NET ASSETS - BEGINNING OF YEAR	$63,088,775	$38,374,072

OPERATIONS
Net investment income/(loss)	71,969	(94,684)
Net realized gain from investments	585,267	906,338
Net change in unrealized appreciation/(depreciation) on investments	(10,393,178)	8,455,776
Net increase/(decrease) in net assets resulting from operations	(9,735,942)	9,267,430

DISTRIBUTIONS TO SHAREHOLDERS
Retail Class	(1,859,564)	(26,803)
Institutional Class	(26,623)	—
Total distributions to shareholders	(1,886,187)	(26,803)

CAPITAL SHARE TRANSACTIONS
Sale of shares - Retail Shares	11,904,422	21,179,948
Sale of shares - Institutional Shares#	970,020	—
Reinvestment of distributions - Retail Class	1,849,069	26,546
Reinvestment of distributions - Institutional Class#	26,623	—
Redemption of shares - Retail Class*	(11,935,874)	(5,732,418)
Redemption of shares - Institutional Class#	(106)	—

Net increase from capital share transactions	2,814,154	15,474,076

Total increase/(decrease) in net assets	(8,807,975)	24,714,703

NET ASSETS - END OF YEAR	$54,280,800	$63,088,775

*	Net of redemption fees of $2,944 and $4,782, respectively.

#	The Small Intrinsic Value Fund Institutional Class commenced investment operations on July 30, 2024.

See accompanying notes to financial statements.

HODGES MUTUAL FUNDS
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Small Intrinsic Value Fund
	Year Ended	Year Ended
	March 31,	March 31,
	2025	2024
SHARE ACTIVITY
Retail Class:
Sold	628,774	1,164,839
Issued on reinvestment of distributions	91,357	1,520
Redeemed	(623,303)	(317,209)
Net increase	96,828	849,150

Institutional Class#:
Sold	48,915
Issued on reinvestment of distributions	1,317
Redeemed	(5)
Net increase	50,227

#	The Small Intrinsic Value Fund Institutional Class commenced investment operations on July 30, 2024.

See accompanying notes to financial statements.

HODGES MUTUAL FUNDS
STATEMENTS OF CHANGES IN NET ASSETS

	Blue Chip Equity Income Fund
	Year Ended	Year Ended
	March 31,	March 31,
	2025	2024
NET ASSETS - BEGINNING OF YEAR	$41,341,369	$27,929,273

OPERATIONS
Net investment income	191,058	256,359
Net realized gain from investments	6,147,798	1,108,590
Net change in unrealized appreciation/(depreciation) on investments	(1,504,346)	7,230,017
Net increase in net assets resulting from operations	4,834,510	8,594,966

DISTRIBUTIONS TO SHAREHOLDERS
Retail Class	(5,248,077)	(257,271)
Total distributions to shareholders	(5,248,077)	(257,271)

CAPITAL SHARE TRANSACTIONS
Sale of shares - Retail Shares	7,434,320	10,239,945
Reinvestment of distributions - Retail Class	5,018,631	246,346
Redemption of shares - Retail Class*	(10,031,506)	(5,411,890)

Net increase from capital share transactions	2,421,445	5,074,401

Total increase in net assets	2,007,878	13,412,096

NET ASSETS - END OF YEAR	$43,349,247	$41,341,369

SHARE ACTIVITY
Retail Class:
Sold	302,706	526,091
Issued on reinvestment of distributions	206,829	12,089
Redeemed	(425,237)	(272,598)
Net increase	84,298	265,582

*	Net of redemption fees of $223 and $22, respectively.

See accompanying notes to financial statements.

HODGES MUTUAL FUNDS
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Oustanding Throughout Each Year

	Hodges Fund - Retail Shares

	For the years ended March 31,
	2025	2024		2023	2022	2021
Net Asset Value - Beginning of Year	$68.06	$51.37		$58.91	$57.39	$20.36
Investment operations:
Net investment loss1	(0.25)	(0.36)		(0.14)	(0.46)	(0.31)
Net realized and unrealized gain/(loss) on investments	(0.29)	17.49		(7.17)	1.98	37.34
Total from investment operations	(0.54)	17.13		(7.31)	1.52	37.03
Distributions to shareholders:
From net realized gain on investments	(3.64)	(0.44)		(0.23)	—	—
Total distributions to shareholders	(3.64)	(0.44)		(0.23)	—	—
Paid in capital from redemption fees[2]	0.01	0.00	[2]	0.00 [2]	0.00 [2]	0.00 [2]
Net Asset Value - End of Year	$63.89	$68.06		$51.37	$58.91	$57.39
Total return	(1.58)%	33.50	% [3]	(12.44)%	2.70%	181.74%
Ratios/Supplemental Data:
Ratios of expenses to average net assets:
Before fees waived and expenses absorbed	1.23%	1.32%		1.37%	1.35%	1.40%
After fees waived and expenses absorbed[4]	1.18%	1.18%		1.18%	1.17%	1.16%
Ratios of net investment loss to average net assets:
Before fees waived and expenses absorbed	(0.41)%	(0.78)%		(0.48)%	(0.93)%	(1.03)%
After fees waived and expenses absorbed[4]	(0.37)%	(0.64)%		(0.29)%	(0.76)%	(0.79)%
Portfolio turnover rate	94%	103%		74%	96%	220%
Net Assets at end of year (millions)	$172.3	$186.5		$150.9	$186.4	$210.7

1	Calculated using the average shares method.

2	Represents less than $0.005.

3	Includes adjustments in accordance with accounting principles generally accepted in the United States and consequently, the net asset value for financial statement reporting purposes and the returns based upon those net assets may differ from the net asset values and returns for shareholder processing.

4	Effective September 1, 2020, the Advisor contractually agreed to limit the Retail Class shares’ annual ratio of expenses to 1.15% of the Retail Class’ daily net assets. Effective September 1, 2021, the annual ratio of expenses returned to 1.18% of the Retail Class’ daily net assets. See Note 3.

See accompanying notes to financial statements.

HODGES MUTUAL FUNDS
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Oustanding Throughout Each Year

	Small Cap Fund - Retail Shares

	For the years ended March 31,
	2025	2024	2023	2022	2021
Net Asset Value - Beginning of Year	$22.13	$19.15	$21.35	$25.28	$10.10
Investment operations:
Net investment loss[1]	(0.04)	(0.11)	(0.01)	(0.15)	(0.13)
Net realized and unrealized gain/(loss) on investments	(0.54)	4.09	(1.01)	0.56	15.31
Total from investment operations	(0.58)	3.98	(1.02)	0.41	15.18
Distributions to shareholders:
From net realized gain on investments	(3.14)	(1.00)	(1.18)	(4.34)	—
Total distributions to shareholders	(3.14)	(1.00)	(1.18)	(4.34)	—
Paid in capital from redemption fees[2]	0.00	0.00	0.00	0.00	0.00
Net Asset Value - End of Year	$18.41	$22.13	$19.15	$21.35	$25.28
Total return	(5.08)%	21.80%	(4.68)%	1.12%	150.30%
Ratios/Supplemental Data:
Ratios of expenses to average net assets:
Before fees waived and expenses absorbed	1.29%	1.36%	1.40%	1.38%	1.40%
After fees waived and expenses absorbed[3]	1.29%	1.36%	1.40%	1.36%	1.35%
Ratios of net investment loss to average net assets:
Before fees waived and expenses absorbed	(0.20)%	(0.54)%	(0.04)%	(0.62)%	(0.83)%
After fees waived and expenses absorbed[3]	(0.20)%	(0.54)%	(0.04)%	(0.60)%	(0.78)%
Portfolio turnover rate	60%	62%	69%	67%	124%
Net Assets at end of year (millions)	$117.3	$146.0	$139.4	$161.1	$183.2

1	Calculated using the average shares method.

2	Represents less than $0.005.

3	Effective September 1, 2020, the Advisor contractually agreed to limit the Retail Class shares’ annual ratio of expenses to 1.37% of the Retail Class’ daily net assets. Effective September 1, 2021, the annual ratio of expenses returned to 1.40% of the Retail Class’ daily net assets. See Note 3.

See accompanying notes to financial statements.

HODGES MUTUAL FUNDS
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Oustanding Throughout Each Year

	Small Cap Fund - Institutional Shares

	For the years ended March 31,
	2025		2024		2023	2022	2021
Net Asset Value - Beginning of Year	$23.77		$20.45		$22.66	$26.51	$10.56
Investment operations:
Net investment income/(loss)[1]	0.01		(0.06)		0.05	(0.09)	(0.09)
Net realized and unrealized gain/(loss) on investments	(0.61)		4.38		(1.08)	0.58	16.04
Total from investment operations	(0.60)		4.32		(1.03)	0.49	15.95
Distributions to shareholders:
From net realized gain on investments	(3.14)		(1.00)		(1.18)	(4.34)	—
Total distributions to shareholders	(3.14)		(1.00)		(1.18)	(4.34)	—
Paid in capital from redemption fees[2]	0.00		0.00		0.00	0.00	0.00
Net Asset Value - End of Year	$20.03		$23.77		$20.45	$22.66	$26.51
Total return	(4.81	)% [3]	22.08	% [3]	(4.40)%	1.34%	151.14%
Ratios/Supplemental Data:
Ratios of expenses to average net assets:
Before fees waived and expenses absorbed	1.04%		1.11%		1.15%	1.12%	1.15%
After fees waived and expenses absorbed[4]	1.04%		1.11%		1.15%	1.11%	1.10%
Ratios of net investment income/(loss) to average net assets:
Before fees waived and expenses absorbed	0.05%		(0.29)%		0.22%	(0.36)%	(0.58)%
After fees waived and expenses absorbed[4]	0.05%		(0.29)%		0.22%	(0.35)%	(0.53)%
Portfolio turnover rate	60%		62%		69%	67%	124%
Net Assets at end of year (millions)	$34.8		$42.0		$38.1	$46.8	$53.8

1	Calculated using the average shares method.

2	Represents less than $0.005.

3	Includes adjustments in accordance with accounting principles generally accepted in the United States and consequently, the net asset value for financial statement reporting purposes and the returns based upon those net assets may differ from the net asset values and returns for shareholder processing.

4	Effective September 1, 2020, the Advisor contractually agreed to limit the Retail Class shares’ annual ratio of expenses to 1.12% of the Retail Class’ daily net assets. Effective September 1, 2021, the annual ratio of expenses returned to 1.15% of the Retail Class’ daily net assets. See Note 3.

See accompanying notes to financial statements.

HODGES MUTUAL FUNDS
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Oustanding Throughout Each Year

	Small Intrinsic Value Fund - Retail Shares

	For the years ended March 31,
	2025	2024	2023	2022	2021
Net Asset Value - Beginning of Year	$20.13	$16.79	$18.37	$17.34	$6.84
Investment operations:
Net investment income/(loss)[1]	0.02	(0.04)	0.13	0.02	(0.06)
Net realized and unrealized gain/(loss) on investments	(3.01)	3.40	(1.24)	2.15	10.56
Total from investment operations	(2.99)	3.36	(1.11)	2.17	10.50
Distributions to shareholders:
From net investment income	(0.02)	(0.01)	(0.11)	(0.01)	—
From net realized gain on investments	(0.58)	(0.01)	(0.36)	(1.13)	—
Total distributions to shareholders	(0.60)	(0.02)	(0.47)	(1.14)	—
Paid in capital from redemption fees[2]	0.00	0.00	0.00	0.00	0.00
Net Asset Value - End of Year	$16.54	$20.13	$16.79	$18.37	$17.34
Total return	(15.41)%	19.97%	(5.92)%	12.56%	153.51%
Ratios/Supplemental Data:
Ratios of expenses to average net assets:
Before fees waived and expenses absorbed	1.46%	1.62%	1.78%	2.05%	2.48%
After fees waived and expenses absorbed	1.28%	1.29%	1.29%	1.29%	1.29%
Ratios of net investment income/(loss) to average net assets:
Before fees waived and expenses absorbed	(0.07)%	(0.54)%	0.24%	(0.67)%	(1.73)%
After fees waived and expenses absorbed	0.12%	(0.21)%	0.73%	0.09%	(0.54)%
Portfolio turnover rate	49%	44%	56%	62%	136%
Net Assets at end of year (millions)	$53.5	$63.1	$38.4	$17.6	$16.2

1	Calculated using the average shares method.

2	Represents less than $0.005.

See accompanying notes to financial statements.

HODGES MUTUAL FUNDS
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Oustanding Throughout the Period

Small Intrinsic Value Fund -
Institutional Shares

For the
Period Ended
March 31, 2025[1]
Net Asset Value - Beginning of Period	$20.13
Investment operations:
Net investment income[2]	0.05
Net realized and unrealized loss on investments	(3.00)
Total from investment operations	(2.95)
Distributions to shareholders:
From net investment income	(0.07)
From net realized gain on investments	(0.58)
Total distributions to shareholders	(0.65)
Paid in capital from redemption fees[3]	0.00
Net Asset Value - End of Period	$16.53
Total return[4]	(15.26)%
Ratios/Supplemental Data:
Ratios of expenses to average net assets:
Before fees waived and expenses absorbed[5]	1.24%
After fees waived and expenses absorbed[5]	0.98%
Ratios of net investment income to average net assets:
Before fees waived and expenses absorbed[5]	0.13%
After fees waived and expenses absorbed[5]	0.40%
Portfolio turnover rate[4]	49%
Net Assets at end of period (000’s omitted)	$830

(1)	The Small Intrinsic Value Fund Institutional Class commenced investment operations on July 30, 2024.

(2)	Calculated using the average shares method.

(3)	Represents less than $0.005.

(4)	Not annualized.

(5)	Annualized.

See accompanying notes to financial statements.

HODGES MUTUAL FUNDS
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Oustanding Throughout Each Year

	Blue Chip Equity Income Fund - Retail Shares

	For the years ended March 31,
	2025		2024		2023	2022	2021
Net Asset Value - Beginning of Year	$22.76		$18.01		$20.66	$19.50	$13.11
Investment operations:
Net investment income[1]	0.11		0.14		0.15	0.12	0.13
Net realized and unrealized gain/(loss) on investments	3.25		4.75		(1.28)	3.32	7.22
Total from investment operations	3.36		4.89		(1.13)	3.44	7.35
Distributions to shareholders:
From net investment income	(0.13)		(0.14)		(0.15)	(0.12)	(0.12)
From net realized gain on investments	(3.18)		—		(1.37)	(2.16)	(0.84)
Total distributions to shareholders	(3.31)		(0.14)		(1.52)	(2.28)	(0.96)
Paid in capital from redemption fees[2]	0.00		0.00		0.00	0.00	0.00
Net Asset Value - End of Year	$22.81		$22.76		$18.01	$20.66	$19.50
Total return	13.95	% [3]	27.26	% [3]	(4.96)%	17.59%	56.53%
Ratios/Supplemental Data:
Ratios of expenses to average net assets:
Before fees waived and expenses absorbed	1.33%		1.42%		1.54%	1.49%	1.64%
After fees waived and expenses absorbed	1.31%		1.30%		1.30%	1.30%	1.30%
Ratios of net investment income to average net assets:
Before fees waived and expenses absorbed	0.45%		0.61%		0.58%	0.39%	0.37%
After fees waived and expenses absorbed	0.47%		0.73%		0.82%	0.58%	0.71%
Portfolio turnover rate	84%		48%		53%	79%	67%
Net Assets at end of year (millions)	$43.3		$41.3		$27.9	$30.1	$26.1

1	Calculated using the average shares method.

2	Represents less than $0.005.

3	Includes adjustments in accordance with accounting principles generally accepted in the United States and consequently, the net asset value for financial statement reporting purposes and the returns based upon those net assets may differ from the net asset values and returns for shareholder processing.

See accompanying notes to financial statements.

Hodges Mutual Funds
Notes to Financial Statements
March 31, 2025

1.	ORGANIZATION

Effective September 25, 2023, the Hodges Fund, Small Cap Fund, Small Intrinsic Value Fund, and Blue Chip Equity Income Fund (each a “Fund” and collectively the “Funds”) are each a diversified series of shares of beneficial interest of Northern Lights Fund Trust II (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as open-end management investment companies. Prior to September 25, 2023, each Fund was a series of Professionally Managed Portfolios (the “Predecessor Funds”). The Hodges Fund commenced operations on October 9, 1992. The Hodges Fund currently offers a Retail Class of shares only. The Small Cap Fund commenced operations on December 18, 2007. The Small Cap Fund currently offers two classes of shares: Retail Class and Institutional Class. The Retail Class commenced operations on December 18, 2007 and the Institutional Class commenced operations on December 12, 2008. The Small Intrinsic Value Fund commenced operations on December 26, 2013. The Small Intrinsic Value Fund currently offers two classes of shares: Retail Class and Institutional Class. The Retail Class commenced operations on December 26, 2013 and the Institutional Class commenced operations on July 30, 2024. The Blue Chip Equity Income Fund commenced operations on September 10, 2009 and offers a Retail Class of shares only.

Each class of shares has equal rights as to earnings and assets except that each class bears its own distribution expenses. Each class of shares has exclusive voting rights with respect to matters that affect just that class. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The investment objective of the Hodges Fund, Small Cap Fund, and Small Intrinsic Value Fund is long-term capital appreciation. The investment objective of the Blue Chip Equity Income Fund is to seek income and long-term capital appreciation.

The Predecessor Funds were reorganized on September 25, 2023, from a series of Professionally Managed Portfolios, a Delaware statutory trust, to a series of Northern Lights Fund Trust II (the “Survivor Funds”), also a Delaware statutory trust. As a series of Northern Lights Fund Trust II, the Funds are a continuation of the identically-named predecessor fund managed by Hodges Capital Management, Inc. (the “Advisor”) that was a series of Professionally Managed Portfolios. The Funds and the Predecessor Funds have the same investment objective, principal investment strategies and portfolio manager. On the date of the reorganization, shareholders who owned shares of the predecessor funds received shares and net assets of the corresponding survivor fund as follows.

	Share Class	Net Assets	Shares Received
Hodges Fund	Retail	$153,222,030	2,866,298
Small Cap Fund	Retail	129,886,052	6,819,707
Small Cap Fund	Institutional	35,890,447	1,762,300
Small Intrinsic Value Fund	Retail	41,442,184	2,454,959
Blue Chip Equity Income Fund	Retail	36,725,694	1,937,822

For financial reporting purposes, assets received, and shares issued by the Funds were recorded at fair value; however, the cost basis of the investments received from the Predecessor Funds was carried forward to align ongoing reporting of each Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes. The Funds have succeeded to the accounting and performance history of the Predecessor Funds. For financial reporting purposes, the Predecessor Funds’ financial and performance history prior to the reorganization is carried forward and reflected in the Funds’ financial statements and financial highlights. Fees and expenses associated with the reorganization were borne by Hodges Capital Management, Inc. and are not subject to recoupment.

Hodges Mutual Funds
Notes to Financial Statements (Continued)
March 31, 2025

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standard Update “ASU” 2013-08.

Operating Segments – The Funds have adopted Financial Accounting Standards Board (“FASB”) Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the standard impacted financial statement disclosures only and did not affect each Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The CODM is comprised of the portfolio manager and Chief Financial Officer of the Funds. Each Fund operates as a single operating segment. Each Fund’s income, expenses, assets, changes in net assets resulting from operations and performance are regularly monitored and assessed as a whole by the CODM responsible for oversight functions of each Fund, using the information presented in the financial statements and financial highlights.

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale, such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost.

The Funds may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities are valued using the “fair value” procedures approved by the Board. The Board has designated the adviser as its valuation designee (the “Valuation Designee”) to execute these procedures. The Board may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist the Valuation Designee in determining a security-specific fair value. The Board is responsible for reviewing and approving fair value methodologies utilized by the Valuation Designee, approval of which shall be based upon whether the Valuation Designee followed the valuation procedures established by the Board.

Fair Valuation Process – The applicable investments are valued by the Valuation Designee pursuant to valuation procedures established by the Board. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source); (ii) securities for which, in the judgment of the Valuation Designee, the prices or values available do not represent the fair value of the instrument; factors which may cause the Valuation Designee to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; and (iv) securities with respect to which an event that affects the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances

Hodges Mutual Funds
Notes to Financial Statements (Continued)
March 31, 2025

of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If a current bid from such independent dealers or other independent parties is unavailable, the Valuation Designee shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Each Fund utilizes various methods to measure fair value of all of its investments on a recurring basis. GAAP establishes the hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that each Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing a Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of March 31, 2025 for each Fund’s assets measured at fair value:

Hodges Fund
Assets*	Level 1	Level 2	Level 3	Total
Common Stocks	$159,178,600	$—	$—	$159,178,600
Options	—	13,053,863	—	13,053,863
Total	$159,178,600	$13,053,863	$—	$172,232,463

Hodges Mutual Funds
Notes to Financial Statements (Continued)
March 31, 2025

Small Cap Fund
Assets*	Level 1	Level 2	Level 3	Total
Common Stocks	$151,699,836	$—	$—	$151,699,836
Short-Term Investment	116,358	—	—	116,358
Total	$151,816,194	$—	$—	$151,816,194

Small Intrinsic Value Fund
Assets*	Level 1	Level 2	Level 3	Total
Common Stocks	$52,901,648	$—	$—	$52,901,648
Short-Term Investment	1,295,729	—	—	1,295,729
Total	$54,197,377	$—	$—	$54,197,377

Blue Chip Equity Income Fund
Assets*	Level 1	Level 2	Level 3	Total
Common Stocks	$43,259,983	$—	$—	$43,259,983
Short-Term Investment	218,365	—	—	218,365
Total	$43,478,348	$—	$—	$43,478,348

*	See each Fund’s Schedule of Investments for classification.

The were no transfers into or out of Level 2 or Level 3 during the period.

Security Transactions and Related Income – Security transactions are accounted for on trade date. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds. Each Fund’s income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

Dividends and Distributions to Shareholders – Dividends from net investment income, if any, are declared and paid annually for the Hodges Fund, Small Cap Fund and Small Intrinsic Value Fund. Dividends from net investment income, if any, are declared and paid quarterly for the Blue Chip Equity Income Fund. Distributable net realized capital gains, if any, are declared and distributed annually in December. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their Federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions to shareholders are recorded on ex-dividend date.

Federal Income Taxes – Each Fund intends to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of their taxable income to their shareholders. Therefore, no provision for federal income tax is required. The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed each Fund’s tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for March 31, 2022 – March 31, 2024, or expected to be taken in the Funds’ March 31, 2025 tax returns. Each Fund has identified its major tax jurisdictions as U.S. Federal, Ohio, and foreign jurisdictions where the Funds make significant investments. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Hodges Mutual Funds
Notes to Financial Statements (Continued)
March 31, 2025

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities. Each Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against a Fund that have not yet occurred. However, based on experience, the Funds expect the risk of loss due to these warranties and indemnities to be remote.

Foreign Currency Translations – The accounting records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency, and income receipts and expense payments are translated into U.S. dollars using the prevailing exchange rate at the London market close. Purchases and sales of securities are translated into U.S. dollars at the contractual currency rates established at the approximate time of the trade.

Option Transactions – When a Fund writes a call option, an amount equal to the premium received is included in the statement of assets and liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option. If an option expires on its stipulated expiration date or if the Fund enters into a closing purchase transaction, a gain or loss is realized. If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received. As writer of an option, a Fund has no control over whether the option will be exercised and, as a result, retains the market risk of an unfavorable change in the price of the security underlying the written option.

The Funds may purchase put and call options. Put options are purchased to hedge against a decline in the value of securities held in the Fund’s portfolio. If such a decline occurs, the put options will permit the Fund to sell the securities underlying such options at the exercise price, or to close out the options at a profit. The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by the Fund upon exercise of the option, and, unless the price of the underlying security rises or declines sufficiently, the option may expire worthless to the Fund. In addition, in the event that the price of the security in connection with which an option was purchased moves in a direction favorable to the Fund, the benefits realized by the Fund as a result of such favorable movement will be reduced by the amount of the premium paid for the option and related transaction costs. Written and purchased options are non- income producing securities. With purchased options, there is minimal counterparty risk to the Fund since these options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees against a possible default.

The following is a summary of the effect of derivative instruments on the Hodges Fund’s Statement of Assets and Liabilities as of March 31, 2025.

Hodges Fund
	Asset Derivatives as of		Liability Derivatives as of
	March 31, 2025		March 31, 2025
Derivative Instruments	Balance Sheet Location	Value	Balance Sheet Location	Value
Equity Contracts:
Call Options Purchased	Investments in securities, at value	$13,053,863	None	$—
Total		$13,053,863		$—

Hodges Mutual Funds
Notes to Financial Statements (Continued)
March 31, 2025

The following is a summary of the effect of derivative instruments on the Hodges Fund’s Statement of Operations for the year ended March 31, 2025.

Hodges Fund
Derivative Instruments	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain/(Loss) on Derivatives Recognized in Income	Change in Unrealized Depreciation on Derivatives Recognized in Income
Equity Contracts:
Call Options Purchased	Net Realized and Unrealized Gain/(Loss) on Investments	$9,564,240	$(5,553,006)
Call Options Written	Net Realized and Unrealized Gain/(Loss) on Investments	$231,044	$—

The notional value and contracts of the derivative instruments outstanding as of March 31, 2025 as disclosed in the Schedule of Investments and the amounts realized and changes in unrealized gains and losses on derivative instruments during the period as disclosed above and within the Statement of Operations serve as indicators of the volume of derivative activity for the Hodges Fund.

3.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

The Advisor provides the Funds with investment management services under an Investment Advisory Agreement (the “Advisory Agreement”) .. Under the Advisory Agreement, the Advisor furnishes all investment advice, office space, certain administrative services, and provides most of the personnel needed by the Funds. As compensation for its services, the Advisor is entitled to a monthly fee at the annual rate of 0.85% for the Hodges Fund, Small Cap Fund, Small Intrinsic Value Fund, and 0.65% for the Blue Chip Equity Income Fund, based upon the average daily net assets of each Fund. Effective as of September 1, 2020, the Advisor contractually agreed to lower its management fee in the Hodges Fund and Small Cap Fund from 0.85% to 0.82% until August 31, 2022 (the “Management Fee Waiver”). The Advisor has waived its right to receive reimbursement of the portion of its advisory fees waived pursuant to the advisory fee waiver agreement. Effective September 1, 2022, the Management Fee Waiver was terminated. For the year ended March 31, 2025, the advisory fees incurred by the Funds are disclosed in the Statements of Operations. The investment advisory fees incurred are paid monthly to the Advisor, net of any monthly waiver or reimbursement discussed below.

The Funds are responsible for their own operating expenses. The Advisor has contractually agreed, at least until September 30, 2025, to reduce its fees and pay Fund expenses (excluding taxes, interest expenses, interest on short positions, portfolio transaction expenses, Acquired Fund Fees and Expenses, extraordinary expenses, Rule 12b-1 fees, shareholder servicing fees and any other class specific expenses) so that the ratio of expenses to average net assets will not exceed:

	Retail Shares	Institutional Shares
Hodges Fund	0.93%[1]	N/A
Small Cap Fund	1.15%[1]	1.15%[1]
Small Intrinsic Value Fund	1.03%[2]	0.98%[2]
Blue Chip Equity Income Fund	1.05%	N/A

[1]	Prior to the termination of the Management Fee Waiver, these amounts were 0.90% and 1.12% for the Hodges Fund and Small Cap Fund, respectively.

[2]	Effective July 29, 2024, the Management Fee Waiver is 0.98% and 1.03% for Institutional Shares and Retail Shares, respectively. Prior to July 29, 2024, the Management Fee Waiver was 1.04% for Retail Shares.

Any fees waived and/or any Fund expenses absorbed (excluding any fees waived under the Management Fee Waiver) by the Advisor pursuant to an agreed upon expense cap shall be reimbursed by the respective Fund to the Advisor, if so requested by the Advisor, any time before the end of the third year following the period to which the fee waiver and/or expense absorption

Hodges Mutual Funds
Notes to Financial Statements (Continued)
March 31, 2025

relates, provided the aggregate amount of the respective Fund’s current operating expenses for such period does not exceed the lesser expense cap in place at the time of waiver or at the time of reimbursement. Each Fund must pay its current ordinary operating expenses before the Advisor is entitled to any reimbursements of fees and/or expenses. Any such reimbursement is also contingent upon Board’s review and approval. For the year ended March 31, 2025, the amount of fees waived and expenses reimbursed by the Advisor are disclosed in the Statements of Operations. Amounts due from the Advisor are paid monthly to the Funds, if applicable.

The Advisor may recapture portions of the above amounts no later than the dates stated below:

	March 31, 2026	March 31, 2027	March 31, 2028
Hodges Fund	$285,080	$228,346	$88,341
Small Cap Fund	—	—	—
Small Intrinsic Value Fund	120,325	151,086	110,843
Blue Chip Equity Income Fund	65,638	41,331	8,288

As of March 31, 2025, $378,323, $128,404, and $54,986 in waived advisory fees expired unrecouped for Hodges Fund, Small Intrinsic Value Fund, and Blue Chip Equity Income Fund, respectively.

For the year ended March 31, 2025, First Dallas Securities, an affiliate of the Advisor, received $110,055, $24,193, $ 7,151, and $5,773 in brokerage commissions with respect to the Hodges Fund, Small Cap Fund, Small Intrinsic Value Fund, and Blue Chip Equity Income Fund for portfolio transactions, respectively.

Effective September 25, 2023, Northern Lights Distributors, LLC (the “Distributor”) acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares. Prior to September 25, 2023, Quasar Distributors, LLC was the Funds’ distributor. The Board has adopted the Trust’s Master Distribution and Shareholder Servicing Plans for Retail Class shares (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act to pay for ongoing distribution-related activities or shareholder services. Under the Plan, each Fund is permitted to pay a fee at an annual rate of 0.25% of the average daily net assets of Retail Class shares. Fees paid by the Funds to the Distributor for services for the year ended March 31, 2025, are disclosed in the Statements of Operations.

In addition, certain affiliates of the Distributor provide services to the Funds as follows:

Ultimus Fund Solutions, LLC (“UFS”), an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to separate servicing agreements with UFS, the Funds pay UFS customary fees for providing administration, fund accounting, and transfer agency services to the Funds. Certain officers of the Trust are also officers of UFS and are not paid any fees directly by the Funds for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”) – NLCS, an affiliate of UFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Funds.

Blu Giant, LLC (“Blu Giant”) – Blu Giant, an affiliate of UFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Funds on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Funds.

Hodges Mutual Funds
Notes to Financial Statements (Continued)
March 31, 2025

4.	INVESTMENT TRANSACTIONS

For the year ended March 31, 2025, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments, amounted to:

	Purchases	Sales
Hodges Fund	$157,621,160	$162,567,345
Small Cap Fund	107,022,081	136,700,357
Small Intrinsic Value Fund	31,689,132	28,423,799
Blue Chip Equity Income Fund	33,483,465	35,497,337

There were no purchases or sales of U.S. Government obligations for any of the Funds for the year ended March 31, 2025.

5.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of fund distributions paid for the years ended March 31, 2025 and March 31, 2024 was as follows:

For fiscal year ended 3/31/2025	Ordinary Income	Long-Term Capital Gains	Return of Capital	Total
Hodges Fund	$44,031	$9,493,350	$—	$9,537,381
Small Cap Fluid	2,165,670	21,535,292	—	23,700,962
Small Intrinsic Value Fluid	340,830	1,545,357	—	1,886,187
Blue Chip Equity Income Fluid	952,825	4,295,252	—	5,248,077

For fiscal year ended 3/31/2024	Ordinary Income	Long-Term Capital Gains	Return of Capital	Total
Hodges Fluid	$—	$1,229,355	$—	$1,229,355
Small Cap Fluid	—	8,339,289	—	8,339,289
Small Intrinsic Value Fluid	—	26,803	—	26,803
Blue Chip Equity Income Fluid	257,271	—	—	257,271

As of March 31, 2025, the components of accumulated earnings/ (deficit) on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Post October Loss and Late Year Loss	Capital Loss Carry Forwards	Other Book/Tax Differences	Unrealized Appreciation/ (Depreciation)	Total Accumulated Earnings/(Deficits)
Hodges Fund	$3,973,253	$12,357,557	$—	$—	$(89,106)	$45,700,458	$61,942,162
Small Cap Fund	2,682,220	6,173,445	—	—	—	45,068,395	53,924,060
Small Intrinsic Value Fund	—	—	(459,668)	—	—	1,939,080	1,479,412
Blue Chip Equity Income Fund	348,311	796,940	—	—	—	14,881,801	16,027,052

The difference between book basis and tax basis undistributed net investment income (losses), accumulated net realized gains (losses), and unrealized appreciation (depreciation) from investments is primarily attributable to the tax deferral of losses on wash sales and C-Corporation return of capital distributions. In addition, the amount listed under other book/tax differences is primarily attributable to the tax deferral of losses on straddles.

Late year losses incurred after December 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Small Intrinsic Value Fund incurred and elected to defer such late year losses of $623.

Hodges Mutual Funds

Notes to Financial Statements (Continued)

March 31, 2025

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Small Intrinsic Value Fund incurred and elected to defer such capital losses of $459,045.

During the fiscal year ended March 31, 2025, the Funds utilized tax equalization which is the use of earnings and profits distributions to shareholders on redemption of shares as part of the dividends paid deduction for income tax purposes. Permanent book and tax differences, primarily attributable to the book/tax treatment of distributions in excess, and the use of tax equalization credits resulted in reclassifications for the tax year ended March 31, 2025, as follows:

	Paid In	Accumulated
	Capital	Earnings (Losses)
Hodges Fund	$1,142,704	$(1,142,704)
Small Cap Fluid	2,662,405	(2,662,405)
Small Intrinsic Value Fluid	(29,282)	29,282
Blue Chip Equity Income Fluid	279,756	(279,756)

6.	AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

The identified cost of investments in securities owned by each Fund for federal income tax purposes, and its respective gross unrealized appreciation and depreciation at March 31, 2025, were as follows:

		Gross	Gross	Net Unrealized
	Tax	Unrealized	Unrealized	Appreciation/
Fund	Cost	Appreciation	Depreciation	(Depreciation)
Hodges Fund	$126,532,005	$53,093,734	$(7,393,276)	$45,700,458
Small Cap Fund	106,747,799	51,482,568	(6,414,173)	45,068,395
Small Intrinsic Value Fund	52,258,297	7,134,754	(5,195,674)	1,939,080
Blue Chip Equity Income Fund	28,596,547	15,102,220	(220,419)	14,881,801

7.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of Northern Lights Fund Trust II
and Shareholders of the Hodges Funds

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of Hodges Fund, Hodges Small Cap Fund, Hodges Small Intrinsic Value Fund, and Hodges Blue Chip Equity Income Fund (the “Funds”), each a series of Northern Lights Fund Trust II (the “Trust”), including the schedule of investments, as of March 31, 2025, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the “financial statements”) . In our opinion, the financial statements present fairly, in all material respects, the financial position of the Funds as of March 31, 2025, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and their financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB. We have served as the auditor of one or more of the funds in the Trust since 1995.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of the Funds’ internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of March 31, 2025 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/TAIT, WELLER & BAKER LLP

Philadelphia, Pennsylvania

May 29, 2025

Hodges Mutual Funds
ADDITIONAL INFORMATION (Unaudited)
March 31, 2025

Changes in and Disagreements with Accountants

Not applicable

Proxy Disclosures

Not applicable

Remuneration Paid to Directors, Officers and Others

Refer to the financial statements included herein.

Statement Regarding Basis for Approval of Investment Advisory Agreement (Unaudited)

Not applicable

Annual Financial Statements & Additional Information

March 31, 2025

Fund	Retail Class Shares	Institutional Class Shares
Hodges Fund
Ticker Symbol	HDPMX	N/A
CUSIP	664925104	N/A
Small Cap Fund
Ticker Symbol	HDPSX	HDSIX
CUSIP	664925203	664925302
Small Intrinsic Value Fund
Ticker Symbol	HDSVX	HSVIX
CUSIP	664925500	664925609
Blue Chip Equity Income Fund
Ticker Symbol	HDPBX	N/A
CUSIP	664925401	N/A

HODGES MUTUAL FUNDS
www.hodgesfunds.com | (866) 811-0224

INVESTMENT ADVISOR
Hodges Capital Management, Inc.
2905 Maple Avenue, Dallas, Texas 75201 | (888) 878-4426 | www.hodgescapital.com

CUSTODIAN
U.S Bank N.A.
1555 N. RiverCenter Drive, Suite 302, Milwaukee, Wisconsin 53212

TRANSFER AGENT, FUND ACCOUNTANT, AND FUND ADMINISTRATOR
Ultimus Fund Solutions, LLC
225 Pictoria Drive, Suite 450
Cincinnati, OH 45246

DISTRIBUTOR
Northern Lights Distributors, LLC
17605 Wright Street, Omaha, Nebraska 68130

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Tait, Weller, & Baker LLP
50 South 16th Street, Suite 2900, Philadelphia, Pennsylvania 19102

LEGAL COUNSEL
Alston & Bird LLP

950 F Street NW, Washington DC 20004

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included under Item 7

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable

Item 15. Submission of Matters to a Vote of Security Holders.

None

Item 16. Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

Item 18. Recovery of Erroneously Awarded Compensation.

(a)       Not applicable

(b)       Not applicable

Item 19. Exhibits.

(a)(1) Not applicable

(a)(2) Not applicable

(a)(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto.

(a)(4) Not applicable

(b) Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)): Attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust II

By (Signature and Title)

/s/ Kevin E. Wolf
Kevin E. Wolf, Principal Executive Officer/President

Date	6/6/25

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Kevin E. Wolf
Kevin E. Wolf, Principal Executive Officer/President

Date	6/6/25

By (Signature and Title)

/s/ Erik Naviloff
Erik Naviloff, Principal Financial Officer/ Treasurer

Date	6/6/25